Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
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Financial Assets and Liabilities

18. Financial Assets and Liabilities

Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of December 31, 2017 and 2018:

	December 31, 2017
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	12,438,019	Ps.	—	Ps.	46,682,657
Accounts receivable from subscribers, distributors, contractual assets and other		163,085,537		—		—
Related parties		868,230		—		—
Derivative financial instruments		—		8,037,384		—

Total	Ps.	176,391,786	Ps.	8,037,384	Ps.	46,682,657

Financial Liabilities:
Debt	Ps.	697,884,899	Ps.	—	Ps.	—
Accounts payable		212,673,407		—		—
Related parties		2,540,412		—		—
Derivative financial instruments		—		14,359,460		—

Total	Ps.	913,098,718	Ps.	14,359,460	Ps.	—

	December 31, 2018
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	9,987,851	Ps.	—	Ps.	39,028,083
Accounts receivable from subscribers, distributors, contractual assets and other		185,202,494		—		—
Related parties		1,263,605		—		—
Derivative financial instruments		—		5,287,548		—

Total	Ps.	196,453,950	Ps.	5,287,548	Ps.	39,028,083

Financial Liabilities:
Debt	Ps.	638,922,453	Ps.	—	Ps.	—
Accounts payable		221,957,267		—		—
Related parties		2,974,213		—		—
Derivative financial instruments		—		17,107,579		—

Total	Ps.	863,853,933	Ps.	17,107,579	Ps.	—

Fair value hierarchy

The Company’s valuation techniques used to determine and disclose the fair value of its financial instruments are based on the following hierarchy:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: Variables other than quoted prices in Level 1 that are observable for the asset or liability, either directly (prices) or indirectly (derived from prices); and

Level 3: Variables used for the asset or liability that are not based on any observable market data (non-observable variables).

The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at December 31, 2017 and 2018 is as follows:

	Measurement of fair value at December 31, 2017
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	46,682,657	Ps.	12,438,019	Ps.	—	Ps.	59,120,676
Derivative financial instruments		—		8,037,384		—		8,037,384
Pension plan assets		218,518,358		9,039,270		130,976		227,688,604

Total	Ps.	265,201,015	Ps.	29,514,673	Ps.	130,976	Ps.	294,846,664

Liabilities:
Debt	Ps.	691,769,785	Ps.	63,147,153	Ps.	—	Ps.	754,916,938
Derivative financial instruments		—		14,359,460		—		14,359,460

Total	Ps.	691,769,785	Ps.	77,506,613	Ps.	—	Ps.	769,276,398

	Measurement of fair value at December 31, 2018
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	39,028,083	Ps.	9,987,851	Ps.	—	Ps.	49,015,934
Derivative financial instruments		—		5,287,548		—		5,287,548
Pension plan assets		186,557,731		17,096,344		17,047		203,671,122

Total	Ps.	225,585,814	Ps.	32,371,743	Ps.	17,047	Ps.	257,974,604

Liabilities:
Debt	Ps.	594,713,342	Ps.	99,723,251	Ps.	—	Ps.	694,436,593
Derivative financial instruments				17,107,579		—		17,107,579

Total	Ps.	594,713,342	Ps.	116,830,830	Ps.	—	Ps.	711,544,172

Fair value of derivative financial instruments is valued using valuation techniques with market observable inputs. To determine its Level 2 fair value, the Company applies different valuation techniques including forward pricing and swaps models, using present value calculations. The models incorporate various inputs including credit quality of counterparties, foreign exchange spot and forward rates and interest rate curves. Fair value of debt Level 2 has been determined using a model based on present value calculation incorporating credit quality of AMX. The Company’s investment in equity investments at fair value, specifically the investment in KPN, is valued using the quoted prices (unadjusted) in active markets for identical assets. The net realized gain related to derivative financial instruments for the years ended December 31, 2017 and 2018 was Ps. 1,515,668 and Ps. 5,286,290, respectively.

For the years ended December 31, 2016, 2017 and 2018, no transfers were made between Level 1 and Level 2 fair value measurement hierarchies.

Changes in liabilities arising from financing activities

	At January 1, 2017		Cash flow		Foreign currency exchange and other		At December 31, 2017

Total liabilities from financing activities	Ps.	707,801,403	Ps.	(27,433,489)	Ps.	17,516,985	Ps.	697,884,899

	At January 1, 2018		Cash flow		Foreign currency exchange and other		At December 31, 2018

Total liabilities from financing activities	Ps.	697,884,899	Ps.	(34,050,923)	Ps.	(24,911,523)	Ps.	638,922,453